Commitments and Contingencies (Details)	1 Months Ended	12 Months Ended
	Apr. 30, 2018 EUR (€)	Dec. 31, 2025 USD ($) $ / €	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 28, 2025 USD ($)	Oct. 19, 2025 USD ($)	Sep. 22, 2020 EUR (€)	Sep. 16, 2020 Extension
Future Minimum Contractual Charter Revenue [Abstract]
2026		$ 114,072,000
2027		24,852,000
Total		138,924,000
Contractual Annual Payments [Abstract]
2026		44,996,000
2027		63,687,000
2028		42,225,000
Total		150,908,000
Lease Payments - Office Space [Abstract]
Lease term of new office spaces	5 years								10 years
Renewal term of new office spaces	5 years								5 years
Number of extensions | Extension									2
Monthly rent	€ 12,747	$ 11,800	€ 10,000
Prepayment of rent | €								€ 250,000
Exchange rate | $ / €		1.1763
Rent expense		$ 172,000		$ 165,000	$ 166,000
Weighted average discount rate		6.24%
Office Rental Obligations [Abstract]
2026		$ 141,000
2027		141,000
2028		35,000
Total		317,000
Less: discount based on incremental borrowing rate		(103,000)
Present value of operating lease liability		214,000
Operating lease liability, current		98,000		93,000
Operating lease liability, non-current		$ 116,000		$ 189,000
Newbuilding 5 [Member]
Commitments under Shipbuilding Contracts [Abstract]
Purchase price							$ 75,159,000
Newbuilding 1 [Member]
Commitments under Shipbuilding Contracts [Abstract]
Purchase price						$ 75,750,000
Minimum [Member]
Voyage Revenue [Abstract]
Term of time charter agreements		10 months
Maximum [Member]
Voyage Revenue [Abstract]
Term of time charter agreements		30 months